Summary of Redeemable Noncontrolling Interest (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Temporary Equity Disclosure [Abstract]
Balance as of January 1	$ 292,461	¥ 1,894,502		¥ 1,033,283
Net losses				(61,857)
Other comprehensive income (loss)	21,932	142,071		(55,420)
Exercise of share-based awards				464
Share-based compensation				11,259
Issuance of subsidiary shares	244,237	1,582,126	¥ 1,841,819	51,368
Accretion of redeemable noncontrolling interests	50,817	329,180	52,683	31,799
Acquisition of subsidiaries' redeemable shares from shareholders				(121,962)
Reclassification of redeemable noncontrolling interests				¥ (888,934)
Balance as of December 31	$ 609,447	¥ 3,947,879	¥ 1,894,502